Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

On November 2, 2012, the Company formed Hang With, Inc.. (“Hang With”) a Nevada corporation with 10,000,000 authorized shares of common stock with a par value of $0.001 per share.